RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 12  -  RESEARCH AND DEVELOPMENT EXPENSES, NET

                      Composition:
	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Salaries and related expenses	4,656	4,683	3,585
Share-based compensation	116	234	790
Materials	614	596	608
Subcontractors and consultants	456	320	688
Depreciation	147	121	85
Cost for registration of patents	157	150	153
Others	893	511	282
	7,039	6,615	6,191
Less participation of the NATI and BIRD Foundation	(202)	(1,124)	(354)
Total research and development, net	6,837	5,491	5,837